Income Taxes - Reconciliation of the statutory federal income tax rate (benefit) (Details)	11 Months Ended
Dec. 31, 2021 USD ($)
Income Taxes
Change in valuation allowance	$ 290,181
Income tax provision	$ 0
Statutory federal income tax rate (in percent)	21.00%
Change in fair value of derivative warrant liabilities (in percent)	(855.90%)
Offering costs allocated to derivative warrant liabilities (in percent)	214.00%
Change in valuation allowance (in percent)	620.90%
Income tax expense (in Percent)	0.00%
Valuation allowance	$ 290,181